Fair Value Measurements and Hedging - Fair value on a recurring basis - Quoted Prices in Active Markets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
asset position	$ 216	$ 537
Quoted Prices in Active Markets for Identical Assets (Level 1) | Not designated as cash flow hedges
ASSETS
Total	216	537
LIABILITIES
Total	1,724	1,799
Quoted Prices in Active Markets for Identical Assets (Level 1) | Designated as cash flow hedges
ASSETS
Total	0	0
LIABILITIES
Total	0	0
Forward freight agreements | Quoted Prices in Active Markets for Identical Assets (Level 1) | Not designated as cash flow hedges
ASSETS
asset position	216	537
Forward freight agreements | Quoted Prices in Active Markets for Identical Assets (Level 1) | Designated as cash flow hedges
ASSETS
asset position	0	0
Bunker swaps | Quoted Prices in Active Markets for Identical Assets (Level 1) | Not designated as cash flow hedges
LIABILITIES
liability position	1,724	1,799
Bunker swaps | Quoted Prices in Active Markets for Identical Assets (Level 1) | Designated as cash flow hedges
LIABILITIES
liability position	$ 0	$ 0